Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans, allowance for loan losses	$ 2,122	$ 2,341
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	5,435,304	5,425,304
Common Stock, Shares, Outstanding	5,244,105	5,208,015
Stock held by deferred compensation plan, shares	185,355	211,509
Treasury stock, shares	5,744	5,744